Pension and Other Employee Benefits - Summary of Unlisted Equity Investments of Defined Benefit Pension Plans (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Of Plan Assets [Line Items]
Unlisted Equity Investments	₱ 50,308	₱ 51,546	₱ 53,364
MediaQuest PDRs [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
% of Ownership	100.00%	100.00%
Unlisted Equity Investments	₱ 8,507	₱ 12,634
Tahanan Mutual Building and Loan Association, Inc [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
% of Ownership	100.00%	100.00%
Unlisted Equity Investments	₱ 672	₱ 625
BTF Holdings, Inc. [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
% of Ownership	100.00%	100.00%
Unlisted Equity Investments	₱ 260	₱ 250
Unquoted Equity Investments [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Unlisted Equity Investments	₱ 9,439	₱ 13,509